Accounts and notes receivables, net	12 Months Ended
Dec. 31, 2022
Accounts and notes receivables, net
Accounts and notes receivables, net

5.Accounts and notes receivables, net

Accounts and notes receivables are consisted of the following:

	December 31, 2021	December 31, 2022
	RMB	RMB
Notes receivable	4,588	505
Accounts receivable	78,332	80,845
Less: allowance for doubtful accounts	(34,969)	(31,381)
Accounts receivable, net	47,951	49,969

The following table sets out movements of the allowance for doubtful accounts for the years ended December 31, 2020, 2021 and 2022:

	December 31, 2020	December 31, 2021	December 31, 2022
	RMB	RMB	RMB
Balance at the beginning of the year	14,175	23,298	34,969
Additions/(reversal)	13,654	11,671	(892)
Write-off	(4,531)	—	(2,696)
Balance at the end of the year	23,298	34,969	31,381